Condensed financial statements of the parent company only - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income	$ 225,492	$ 214,020	$ 162,668
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	36,212	40,177	69,456
Provision for credit losses (recoveries)	4,452	2,396	(3,128)
Share-based payments and settlements	20,812	17,077	15,151
Net (gains) losses on other real estate owned	40	(448)	53
(Increase) decrease in carrying value of equity method investments	165	(39)	(123)
Dividends received from equity method investments	5,256	169	442
Changes in operating assets and liabilities
Cash provided by (used in) operating activities	300,290	219,271	251,349
Cash flows from investing activities
Short-term investments other than restricted cash: proceeds from maturities and sales	1,960,286	2,745,132	2,365,631
Short-term investments other than restricted cash: purchases	(2,057,132)	(2,548,734)	(2,748,942)
Available-for-sale investments: proceeds from sale	5,586	7,631	189,417
Available-for-sale investments: proceeds from maturities and pay downs	292,049	230,718	650,347
Available-for-sale investments: purchases	(71,859)	(83,900)	(1,771,776)
Held-to-maturity investments: proceeds from maturities and pay downs	276,606	403,424	652,359
Held-to-maturity investments: purchases	0	(383,332)	(1,233,329)
Net (increase) decrease in loans to third parties	457,295	(90,185)	(99,007)
Additions to premises, equipment and computer software	(26,932)	(26,876)	(15,724)
Proceeds from sale of other real estate owned	646	1,909	4,430
Cash provided by (used in) investing activities	681,801	292,023	(1,905,662)
Cash flows from financing activities
Net increase (decrease) in deposits	(1,198,146)	(415,566)	642,815
Repayment of long-term debt	(75,000)	0	0
Common shares repurchased	(88,590)	(3,897)	(19,754)
Cash dividends paid on common shares	(86,186)	(87,343)	(87,285)
Cash provided by (used in) financing activities	(1,447,922)	(506,806)	535,776
Cash, cash equivalents and restricted cash: beginning of year	2,116,546	2,203,497	3,314,498
Cash, cash equivalents and restricted cash: end of year	1,672,260	2,116,546	2,203,497
Components of cash, cash equivalents and restricted cash at end of year
Cash and cash equivalents	1,646,648	2,100,787	2,179,833
Restricted cash included in short-term investments on the consolidated balance sheets	25,612	15,759	23,664
Total cash, cash equivalents and restricted cash at end of year	1,672,260	2,116,546	2,203,497
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	336	1,603	704
Transfer of available-for-sale investments to held-to-maturity investments	0	998,157	0
Initial recognition of right-of-use assets and operating lease liabilities	3,268	3,476	1,575
Bank of N.T. Butterfield & Son Ltd
Cash flows from operating activities
Net income	225,492	214,020	162,668
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	14,792	14,922	28,617
Provision for credit losses (recoveries)	4,755	1,226	(2,206)
Share-based payments and settlements	20,812	17,077	15,151
Net change in equity securities at fair value	236	(14)	7,096
Net (gains) losses on other real estate owned	40	(9)	84
(Increase) decrease in carrying value of equity method investments	313	120	31
Dividends received from equity method investments	5,096	12	291
Equity in undistributed earnings of subsidiaries	(55,415)	(82,150)	(30,653)
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable and other assets	10,626	(25,888)	10,665
Increase (decrease) in employee benefit plans, accrued interest payable and other liabilities	10,955	15,386	(14,597)
Cash provided by (used in) operating activities	237,702	154,702	177,147
Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell	(127,403)	36,236	100,932
Short-term investments other than restricted cash: proceeds from maturities and sales	357,451	821,645	163,396
Short-term investments other than restricted cash: purchases	(869,466)	(666,837)	(391,996)
Available-for-sale investments: proceeds from sale	0	0	367
Available-for-sale investments: proceeds from maturities and pay downs	131,261	112,274	299,367
Available-for-sale investments: purchases	(41,426)	(44,504)	(669,391)
Held-to-maturity investments: proceeds from maturities and pay downs	112,348	158,665	269,311
Held-to-maturity investments: purchases	0	(203,867)	(316,820)
Net (increase) decrease in loans to third parties	117,772	125,215	60,395
Additions to premises, equipment and computer software	(13,267)	(20,567)	(10,372)
Proceeds from sale of other real estate owned	646	730	314
Injection of capital in subsidiary	(58,477)	(6,083)	(1,465)
Cash provided by (used in) investing activities	(367,046)	330,286	(499,213)
Cash flows from financing activities
Net increase (decrease) in deposits	(147,941)	(265,270)	(192,756)
Repayment of long-term debt	(75,000)	0	0
Common shares repurchased	(88,590)	(3,897)	(19,754)
Cash dividends paid on common shares	(86,186)	(87,343)	(87,285)
Cash provided by (used in) financing activities	(397,717)	(356,510)	(299,795)
Net increase (decrease) in cash, cash equivalents and restricted cash	(527,061)	128,478	(621,861)
Cash, cash equivalents and restricted cash: beginning of year	910,893	782,415	1,404,276
Cash, cash equivalents and restricted cash: end of year	383,832	910,893	782,415
Components of cash, cash equivalents and restricted cash at end of year
Cash and cash equivalents	370,484	904,371	768,325
Restricted cash included in short-term investments on the consolidated balance sheets	13,348	6,522	14,090
Total cash, cash equivalents and restricted cash at end of year	383,832	910,893	782,415
Supplemental disclosure of cash flow information
Cash interest paid	39,412	18,680	15,156
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	336	830	307
Transfer of available-for-sale investments to held-to-maturity investments	0	364,983	0
Initial recognition of right-of-use assets and operating lease liabilities	0	0	536
Bank of N.T. Butterfield & Son Ltd | Banks
Cash flows from investing activities
Net decrease in loans to subsidiaries	0	13,534	135
Bank of N.T. Butterfield & Son Ltd | Customers
Cash flows from investing activities
Net decrease in loans to subsidiaries	$ 23,515	$ 3,845	$ (3,386)